Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Ore stockpiles	$ 76.5	$ 63.7
Gold in-process	29.7	26.9
Consumable stores	295.2	205.5
Other	0.7	1.6
Inventories	$ 402.1	$ 297.7